Loss before taxation - Additional Information (Detail) - GBP (£) £ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Depreciation		£ 1,505
Interest expense		£ 1,314
Operating lease expense			£ 293
IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Depreciation	£ 1,500
Interest expense	£ 1,300